OFFSETTING OF FINANCIAL ASSET AND LIABILITIES (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets And Liabilities [line items]
Gross amount	$ 310,969
Amount offset	(53,382)
Net in Financial Statements	257,587
Amounts subject to a master netting arrangement not offset, Financial asset / (Financial liability)	(2,288,756)	$ (2,979,844)
Collateral	607,592	816,006
Net amount	(1,681,164)	(2,163,838)
Credit Card [member]
Disclosure Of Financial Assets And Liabilities [line items]
Amounts subject to a master netting arrangement not offset, Financial asset / (Financial liability)	(2,288,756)	(2,979,844)
Collateral	607,592	816,006
Net amount	(1,681,164)	$ (2,163,838)
Derivatives [member]
Disclosure Of Financial Assets And Liabilities [line items]
Gross amount	310,969
Amount offset	(53,382)
Net in Financial Statements	$ 257,587